Interim Financial Data by Segment	9 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Interim Financial Data by Segment
Interim Financial Data by Segment
The Company manages its business operations through strategic business units. The Company's reportable segments represent its strategic business units, or operating segments, which include: Automotive Retail North America, Automotive Retail International, and Digital Marketing. The primary components of the Other segment are corporate allocations and other expenses not recorded in the segment results, such as stock-based compensation expense, corporate costs, separation costs, interest expense, and certain unallocated expenses. Certain expenses are charged to the reportable segments at a standard rate for management reasons. Other costs are recorded based on management responsibility. Reportable segment revenues and earnings before income taxes for the three and nine months ended March 31, 2014 have been adjusted to reflect updated budgeted foreign exchange rates for the fiscal year ending June 30, 2015. This adjustment is made for management reporting purposes so that the reportable revenues and earnings before taxes for each segment are presented on a consistent basis without the impact of fluctuations in foreign currency exchange rates. This adjustment is a reconciling item to revenues and earnings before income taxes in order to eliminate the adjustment in consolidation.
Segment results:

	Revenues
	Three Months Ended		Nine Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
Automotive Retail North America	$347.3	$321.5	$1,007.0	$948.5
Automotive Retail International	87.6	85.2	261.7	255.2
Digital Marketing	106.2	95.9	315.2	272.6
Foreign Exchange	(14.7)	(1.5)	(23.5)	(5.4)
Total	$526.4	$501.1	$1,560.4	$1,470.9

	Earnings before Income Taxes
	Three Months Ended		Nine Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
Automotive Retail North America	$103.2	$100.3	$290.4	$264.7
Automotive Retail International	13.0	12.5	41.5	37.0
Digital Marketing (a)	10.9	5.6	14.9	17.7
Other (b)	(33.7)	(17.7)	(110.1)	(51.6)
Foreign Exchange	(2.4)	(0.2)	(4.1)	0.3
Total	$91.0	$100.5	$232.6	$268.1

(a) Digital Marketing includes $15.6 million of accelerated amortization during the nine months ended March 31, 2015 attributable to the Cobalt trademark.

(b) Other includes $0.6 million and $34.6 million of separation costs for the three and nine months ended March 31, 2015, respectively. The Company did not incur any separation costs during the three and nine months ended March 31, 2014.